SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

Share Consolidation of Ordinary Shares

On May 29, 2024, the Company effected effect a share consolidation of its ordinary shares at a ratio of one (1) post-split ordinary share for every fifteen (15) pre-split ordinary shares (the “Share Consolidation”) so that every fifteen (15) shares issued and outstanding will be combined into one (1) share. The Share Consolidation will reduce the issued and outstanding number of ordinary shares of the Company as of March 31, 2024 from 51,568,883 shares to approximately 3,437,926 shares. The impact of share consolidation is retroactively restated.